EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on September 30, 2020 (Accession No. 0001193125-20-259654), to the Summary Prospectus dated April 1, 2020 and Prospectus dated April 1, 2020, as supplemented on May 1, 2020 and August 13, 2020, for Cohen & Steers MLP & Energy Opportunity Fund, Inc.